UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21494
NUVEEN FLOATING RATE INCOME FUND
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    10/31/2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments
Nuveen Floating Rate Income Fund (JFR)
October 31, 2010 (Unaudited)

Principal Amount		Weighted Average
(000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 125.6% (88.3% of Total Investments) (4)

	Aerospace & Defense – 0.9% (0.7% of Total Investments)

$415	Aveos Fleet Performance, Inc., ABL Term Loan	11.250%	3/12/13	B	$410,433
441	Aveos Fleet Performance, Inc., Term Loan	8.500%	3/12/15	B	413,125
168	Hawker Beechcraft, LLC, LC Facility	2.289%	3/26/14	CCC+	140,808
2,803	Hawker Beechcraft, LLC, Term Loan	2.264%	3/26/14	CCC+	2,355,254
495	Hawker Beechcraft, LLC, Term Loan B	10.500%	3/26/14	CCC+	492,896
1,450	Transdigm, Inc., Term Loan B	2.269%	6/23/13	Ba2	1,435,863

5,772	Total Aerospace & Defense				5,248,379

	Airlines – 3.0% (2.1% of Total Investments)

1,700	Delta Air Lines, Inc., Credit Linked Deposit	1.961%	4/30/12	Ba2	1,671,958
5,279	Delta Air Lines, Inc., Term Loan	3.539%	4/30/14	B	5,122,351
10,446	United Air Lines, Inc., Term Loan B	2.313%	2/01/14	BB-	9,922,148

17,425	Total Airlines				16,716,457

	Auto Components – 2.9% (2.1% of Total Investments)

10,374	Federal-Mogul Corporation, Tranche B, Term Loan	2.198%	12/29/14	Ba3	9,234,577
5,729	Federal-Mogul Corporation, Tranche C, Term Loan	2.198%	12/28/15	Ba3	5,099,663
2,000	United Components, Inc., Term Loan	6.250%	3/23/17	Ba3	2,021,000

18,103	Total Auto Components				16,355,240

	Automobiles – 0.8% (0.6% of Total Investments)

4,577	Ford Motor Company, Term Loan	3.038%	12/15/13	Baa3	4,538,682

	Biotechnology – 1.1% (0.8% of Total Investments)

6,000	Grifols, Term Loan, WI/DD	TBD	TBD	Ba3	6,071,250

	Building Products – 2.5% (1.8% of Total Investments)

587	Building Materials Corporation of America, Term Loan	3.063%	2/22/14	BBB	583,810
11,333	Goodman Global Inc., Term Loan, WI/DD	TBD	TBD	B+	11,501,917
2,000	Goodman Global Inc., Second Lien Term Loan, WI/DD	TBD	TBD	B-	2,047,500

13,920	Total Building Products				14,133,227

	Chemicals – 4.2% (3.0% of Total Investments)

1,400	Celanese US Holdings LLC, Credit Linked Deposit	1.756%	4/02/14	BB+	1,383,375
2,895	Hexion Specialty Chemicals, Inc., Term Loan C1	2.563%	5/05/13	Ba3	2,836,980
1,289	Hexion Specialty Chemicals, Inc., Term Loan C2	2.563%	5/05/13	Ba3	1,262,828
3,690	Ineos US Finance LLC, Tranche B2	7.500%	12/16/13	B1	3,778,796
3,690	Ineos US Finance LLC, Tranche C2	8.000%	12/16/14	B1	3,778,795
2,844	Styron Corporation, Term Loan	7.500%	6/17/16	B+	2,896,436
4,250	Univar, Inc., Add-on Term Loan, WI/DD	TBD	TBD	B	4,207,500
3,371	Univar, Inc., Term Loan	3.255%	10/10/14	B	3,369,642

23,429	Total Chemicals				23,514,352

	Commercial Banks – 0.4% (0.2% of Total Investments)

2,000	Fifth Third Processing Solutions LLC, Term Loan, WI/DD	TBD	TBD	BB-	1,980,000

	Commercial Services & Supplies – 2.1% (1.5% of Total Investments)

3,117	Rental Services Corporation, Term Loan	3.800%	11/30/13	B-	3,060,417
629	ServiceMaster Company, Delayed Term Loan	2.760%	7/24/14	B+	598,319
6,317	ServiceMaster Company, Term Loan	2.769%	7/24/14	B+	6,008,119
1,980	Universal City Development Partners, Ltd., Term Loan	5.500%	11/06/14	Ba2	1,998,959

12,043	Total Commercial Services & Supplies				11,665,814

	Communications Equipment – 2.9% (2.0% of Total Investments)

16,546	Avaya, Inc., Term Loan	3.058%	10/24/14	B1	15,053,048
1,003	Telcordia Technologies, Inc., Term Loan	6.750%	4/30/16	B+	1,012,925

17,549	Total Communications Equipment				16,065,973

	Consumer Finance – 0.1% (0.1% of Total Investments)

1,025	Peach Holdings, Inc., Term Loan	6.250%	11/21/13	CCC-	779,368

	Containers & Packaging – 2.0% (1.4% of Total Investments)

455	Amscan Holdings, Inc., Term Loan	2.539%	5/27/13	B1	439,514
2,858	Graham Packaging Company LP, Term Loan C	6.750%	4/05/14	B+	2,887,045
2,000	Graham Packaging Company LP, Term Loan D	6.000%	9/23/16	B+	2,023,125
800	Reynolds Group Holdings, Inc., Term Loan A, WI/DD	TBD	TBD	Ba3	802,600
4,800	Reynolds Group Holdings, Inc., Term Loan D, WI/DD	TBD	TBD	Ba3	4,842,638

10,913	Total Containers & Packaging				10,994,922

	Diversified Consumer Services – 1.7% (1.2% of Total Investments)

2,400	Brickman Group Holdings, Inc., Tranche B, Term Loan	7.250%	10/14/16	B+	2,428,501
3,695	Cengage Learning Acquisitions, Inc., Term Loan	2.540%	7/03/14	B+	3,382,581
3,491	Quad Graphics, Inc., Term Loan	5.500%	8/23/16	BB+	3,482,492

9,586	Total Diversified Consumer Services				9,293,574

	Diversified Financial Services – 2.3% (1.6% of Total Investments)

2,072	CIT Group, Inc., Tranche 3, Term Loan	6.250%	8/11/15	BB	2,110,937
1,732	Fox Acquisition Sub LLC, Term Loan B	7.500%	7/14/15	B	1,718,546
8,800	Pinafore LLC, Term Loan	6.750%	9/29/16	BB	8,914,814

12,604	Total Diversified Financial Services				12,744,297

	Diversified Telecommunication Services – 4.9% (3.4% of Total Investments)

1,751	Cincinnati Bell Inc., Tranche B, Term Loan	6.500%	6/11/17	BB	1,764,587
857	Intelsat, Tranche B2-A, Incremental Term Loan	2.790%	1/03/14	BB-	836,867
857	Intelsat, Tranche B2-B, Incermental Term Loan	2.790%	1/03/14	BB-	836,609
857	Intelsat, Tranche B2-C, Incremental Term Loan	2.790%	1/03/14	BB-	836,609
3,792	Intelsat, Tranche B2, Term Loan	2.790%	7/03/13	BB-	3,700,755
4,285	Intelsat, Tranche B2, Term Loan A	2.790%	1/03/14	BB-	4,183,394
4,283	Intelsat, Tranche B2, Term Loan B	2.790%	1/03/14	BB-	4,182,104
4,283	Intelsat, Tranche B2, Term Loan C	2.790%	1/03/14	BB-	4,182,104
6,800	Level 3 Financing, Inc., Term Loan	2.539%	3/13/14	B+	6,348,891
296	MetroPCS Wireless, Inc., Tranche B1, Term Loan	2.563%	11/03/13	Ba1	292,903

28,061	Total Diversified Telecommunication Services				27,164,823

	Electric Utilities – 0.7% (0.5% of Total Investments)

2,222	Calpine Corporation, Delayed Draw, Term Loan, (5),(6)	0.500%	3/29/14	B+	(175,000)
2,600	TXU Corporation, Term Loan B2	3.923%	10/10/14	B+	2,045,533
2,888	TXU Corporation, Term Loan B3	3.756%	10/10/14	B+	2,273,550

7,710	Total Electric Utilities				4,144,083

	Electrical Equipment – 2.4% (1.6% of Total Investments)

13,697	Allison Transmission Holdings, Inc., Term Loan	3.028%	8/07/14	B	13,173,638

	Food & Staples Retailing – 2.5% (1.8% of Total Investments)

15,663	U.S. Foodservice, Inc., Term Loan, DD1	2.760%	7/03/14	B2	14,192,543

	Food Products – 3.3% (2.3% of Total Investments)

2,000	BLB Management Services, Inc., Term Loan, WI/DD, (7),(8)	TBD	TBD	N/R	1,545,000
4,688	Michael Foods Group, Inc., Term Loan B	6.250%	6/29/16	BB-	4,758,576
5,400	NBTY, Inc., Term Loan	6.250%	10/01/17	BB-	5,477,606
4,000	Pierre Foods, Inc., Term Loan	7.001%	9/30/16	B+	3,965,000
2,660	Pinnacle Foods Finance LLC, Tranche D, Term Loan	6.000%	4/02/14	Ba3	2,693,250

18,748	Total Food Products				18,439,432

	Health Care Equipment & Supplies – 0.3% (0.2% of Total Investments)

195	Bausch & Lomb, Inc., Delayed Term Loan	3.505%	4/24/15	BB-	190,151
803	Bausch & Lomb, Inc., Term Loan	3.527%	4/24/15	BB-	784,122
145	Fenwal, Inc., Delayed Term Loan	2.549%	2/28/14	B	126,382
843	Fenwal, Inc., Term Loan	2.549%	2/28/14	B	737,280

1,986	Total Health Care Equipment & Supplies				1,837,935

	Health Care Providers & Services – 11.2% (7.8% of Total Investments)

1,493	Ardent Medical Services, Inc., Term Loan	6.500%	9/15/15	B1	1,483,172
600	Community Health Systems, Inc., Delayed Term Loan	2.549%	7/25/14	BB	589,408
11,668	Community Health Systems, Inc., Term Loan	2.549%	7/25/14	BB	11,463,381
5,625	Gentiva Health Services, Inc., Term Loan B	6.750%	8/17/16	Ba2	5,664,842
4,100	Health Management Associates, Inc., Term Loan	2.039%	2/28/14	BB-	4,011,713
1,600	Healthspring, Term Loan, WI/DD	TBD	TBD	Ba3	1,590,000
587	IASIS Healthcare LLC, Delayed Term Loan	2.255%	3/14/14	Ba2	570,996
160	IASIS Healthcare LLC, Letter of Credit	2.256%	3/14/14	Ba2	155,770
1,146	IASIS Healthcare LLC, PIK Term Loan	5.538%	6/16/14	CCC+	1,114,408
1,695	IASIS Healthcare LLC, Term Loan	2.255%	3/14/14	Ba2	1,649,744
4,099	LifeCare, Term Loan B	4.540%	8/10/12	B2	3,914,748
4,981	MultiPlan, Inc., Term Loan	6.500%	8/26/17	Ba3	5,008,009
1,763	Rehabcare Group, Inc., Term Loan B	6.000%	11/24/15	BB	1,770,701
4,996	Skilled Healthcare Group, Inc., Term Loan	5.250%	4/09/16	B+	4,841,357
2,280	Sun Healthcare Group, Inc., Term Loan, WI/DD	TBD	TBD	B+	2,261,475
9,000	Universal Health Services, Term Loan, WI/DD	TBD	TBD	BB+	9,102,825
6,948	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	6,964,470

62,741	Total Health Care Providers & Services				62,157,019

	Hotels, Restaurants & Leisure – 12.2% (8.6% of Total Investments)

4,988	24 Hour Fitness Worldwide, Inc., New Term Loan	6.750%	4/22/16	Ba3	4,773,973
70	Buffets, Inc., 1st Lien PF/LC Loan	7.539%	4/22/15	B-	65,577
9,000	Burger King Corporation, Term Loan B	6.250%	10/19/16	BB-	9,093,375
930	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	BB-	928,753
1,500	Harrah’s Operating Company, Inc., Term Loan B1	3.288%	1/28/15	B	1,325,813
5,000	Harrah’s Operating Company, Inc., Term Loan B2	3.288%	1/28/15	B	4,427,175
1,987	Harrah’s Operating Company, Inc., Term Loan B3	3.288%	1/28/15	B	1,755,414
923	Isle of Capri Casinos, Inc., Delayed Term Loan A	5.000%	11/25/13	B+	905,511
1,003	Isle of Capri Casinos, Inc., Delayed Term Loan B	5.000%	11/25/13	B+	984,425
2,468	Isle of Capri Casinos, Inc., Delayed Term Loan	5.000%	11/25/13	B+	2,421,385
6,610	Orbitz Worldwide, Inc., Term Loan	3.276%	7/25/14	B+	6,439,623
581	OSI Restaurant Partners LLC, Revolver, DD1	1.603%	6/14/13	B+	547,338
5,598	OSI Restaurant Partners LLC, Term Loan, DD1	2.625%	6/14/14	B+	5,274,220
2,963	Reynolds Group Holdings, Inc., US Term Loan	6.750%	11/05/15	BB-	2,991,318
7,938	SW Acquisitions Co., Inc., Term Loan	5.750%	6/01/16	BB+	8,005,728
1,935	Travelport LLC, Delayed Term Loan	2.962%	8/23/13	Ba3	1,912,238
674	Travelport LLC, Letter of Credit	2.789%	8/23/13	Ba3	666,158
3,199	Travelport LLC, Term Loan	2.963%	8/23/13	Ba3	3,161,024
10,855	Venetian Casino Resort LLC, Tranche B, Term Loan	3.030%	11/23/16	B	10,170,400
2,578	Venetian Casino Resort LLC, Delayed Term Loan	3.030%	11/23/16	B	2,413,477

70,800	Total Hotels, Restaurants & Leisure				68,262,925

	Household Products – 2.3% (1.6% of Total Investments)

9,359	Spectrum Brands, Inc., Term Loan	8.000%	6/16/16	B	9,561,144
3,000	Visant Holding Corporation, Tranche B, Term Loan	7.000%	12/22/16	BB-	3,029,375

12,359	Total Household Products				12,590,519

	Insurance – 1.8% (1.3% of Total Investments)

10,217	Conseco, Inc., Term Loan	7.500%	10/10/13	B2	10,092,693

	Internet Software & Services – 1.3% (0.9% of Total Investments)

760	Open Solutions, Inc., Term Loan B	2.415%	1/23/14	BB-	647,018
2,973	Sabre, Inc., Term Loan	2.267%	9/30/14	B1	2,829,787
3,990	SkillSoft PLC, Term Loan	6.500%	5/30/17	BB	4,031,562

7,723	Total Internet Software & Services				7,508,367

	IT Services – 5.8% (4.1% of Total Investments)

1,000	Attachmate Corporation, Second Lien Term Loan	7.038%	10/13/13	CCC+	887,500
2,000	Evertec, Inc., Term Loan B	7.500%	9/30/16	BB-	1,995,000
7,240	First Data Corporation, Term Loan B2	3.006%	9/24/14	B+	6,521,174
5,664	First Data Corporation, Term Loan B3	3.006%	9/24/14	B+	5,101,683
122	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan, First Lien	4.010%	7/28/12	B+	115,323
2,475	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan, Second Lien, DD1	6.505%	3/02/14	CCC+	1,652,063
1,860	Infor Global Solutions Intermediate Holdings, Ltd., Extended Delayed Term Loan	6.010%	7/28/15	B+	1,723,135
4,612	Infor Global Solutions Intermediate Holdings, Ltd., Holdco PIK Term Loan	6.010%	9/02/14	B+	1,671,827
3,559	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	6.010%	7/28/15	B+	3,311,772
259	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, First Lien	4.010%	7/28/12	B+	244,677
4,275	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien, DD1	6.505%	3/02/14	CCC+	2,907,000
6,155	SunGard Data Systems, Inc., Term Loan B	2.006%	2/28/14	BB	5,998,289

39,221	Total IT Services				32,129,443

	Leisure Equipment & Products – 3.1% (2.2% of Total Investments)

14,341	Bombardier Recreational Products, Inc., Term Loan	3.392%	6/28/13	Caa1	12,888,827
4,232	Cedar Fair LP, Term Loan	5.500%	12/15/16	Ba2	4,293,412

18,573	Total Leisure Equipment & Products				17,182,239

	Media – 13.0% (9.1% of Total Investments)

29	American Media Operations, Inc., Term Loan	0.000%	1/30/13	B3	28,686
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.755%	3/06/14	BB+	2,838,750
4,558	Charter Communications Operating Holdings LLC, Term Loan C	3.540%	9/06/16	BB+	4,482,023
2,770	Citadel Broadcasting Corporation, Term Loan, (9)	11.000%	6/03/15	BB+	2,936,129
1,671	Gray Television, Inc., Term Loan B	3.760%	12/31/14	B	1,623,929
6,384	Interactive Data Corporation, Term Loan	6.750%	1/29/17	Ba3	6,500,348
3,218	Mediacom Broadband LLC, Tranche D, Term Loan	5.500%	3/31/17	BB-	3,195,380
11,885	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, (7),(9)	0.000%	4/09/12	N/R	5,566,347
68	Nielsen Finance LLC, Term Loan A	2.256%	8/09/13	BB-	66,471
7,466	Nielsen Finance LLC, Term Loan B	4.006%	5/02/16	BB-	7,397,079
1,099	Nielsen Finance LLC, Term Loan C	4.006%	5/02/16	BB-	1,083,851
4,721	Philadelphia Newspapers, Term Loan, (7),(8)	6.500%	6/29/13	N/R	1,298,140
5,379	Spanish Broadcasting System, Inc., Term Loan B	2.040%	6/11/12	B-	5,168,091
2,801	SuperMedia, Term Loan	11.000%	12/31/15	B-	2,117,064
1,432	Tribune Company, Term Loan B, (7),(8)	0.000%	6/04/14	Ca	955,444
22,710	Univision Communications, Inc., Term Loan	4.505%	3/31/17	B2	21,458,920
3,000	UPC Broadband Holding BV, Term Loan N	4.251%	12/31/17	Ba3	2,924,063
5,092	Yell Group PLC, Term Loan	4.005%	7/31/14	B	2,798,485

87,283	Total Media				72,439,200

	Metals & Mining – 1.0% (0.7% of Total Investments)

1,750	Fairmount Minerals, Ltd., Tranche B, Term Loan	6.250%	8/05/16	BB	1,772,604
3,648	John Maneely Company, Term Loan	3.539%	12/09/13	B	3,571,776

5,398	Total Metals & Mining				5,344,380

	Multiline Retail – 1.2% (0.8% of Total Investments)

6,780	Neiman Marcus Group, Inc., Term Loan	2.294%	4/06/13	BB-	6,624,763

	Oil, Gas & Consumable Fuels – 2.9% (2.0% of Total Investments)

258	Alon USA Energy, Inc., Edgington Facility	2.505%	8/05/13	B+	190,939
2,064	Alon USA Energy, Inc., Paramount Facility	2.591%	8/05/13	B+	1,527,406
2,583	Big West Oil LLC, New Term Loan	12.000%	7/23/15	B+	2,630,156
1,834	Brand Energy & Infrastructure Services, Inc., Term Loan B	2.563%	2/07/14	B1	1,735,499
412	Calumet Lubricants Company LP, Credit Linked Deposit	4.141%	1/03/15	B1	395,727
3,037	Calumet Lubricants Company LP, Term Loan	4.376%	1/03/15	B1	2,915,305
2,925	CCS Income Trust, Term Loan	3.288%	11/14/14	B	2,570,179
3,346	Venoco, Inc., Term Loan	4.313%	5/07/14	BB-	3,170,915
991	Western Refining, Inc., Term Loan	10.750%	5/30/14	B	997,893

17,450	Total Oil, Gas & Consumable Fuels				16,134,019

	Paper & Forest Products – 1.2% (0.8% of Total Investments)

4,818	Newark Group, Inc., DIP Term Loan	12.500%	3/31/14	N/R	4,866,364
1,910	Wilton Products, Term Loan	3.560%	8/01/14	B+	1,690,457

6,728	Total Paper & Forest Products				6,556,821

	Personal Products – 0.7% (0.5% of Total Investments)

3,980	Revlon Consumer Products Corporation, Term Loan	6.000%	3/11/15	Ba3	3,992,081

	Pharmaceuticals – 2.9% (2.1% of Total Investments)

5,625	Graceway Pharmaceuticals LLC, Second Lien Term Loan, DD1, (7),(9)	8.756%	5/03/13	Ca	724,219
1,609	Graceway Pharmaceuticals LLC, Term Loan	5.006%	5/03/12	Caa2	984,220
1,535	Warner Chilcott Corporation, Add on Term Loan	6.250%	4/30/15	BB	1,543,016
4,066	Warner Chilcott Corporation, Term Loan A	6.000%	10/30/14	BB	4,067,615
1,835	Warner Chilcott Corporation, Term Loan B1	6.250%	4/30/15	BB	1,845,504
3,055	Warner Chilcott Corporation, Term Loan B2	6.250%	4/30/15	BB	3,073,098
3,095	Warner Chilcott Corporation, Term Loan B3	6.500%	2/22/16	BB	3,121,892
1,005	Warner Chilcott Corporation, Term Loan B4	6.500%	2/22/16	BB	1,011,990

21,825	Total Pharmaceuticals				16,371,554

	Professional Services – 0.2% (0.1% of Total Investments)

978	Vertrue Inc., Term Loan	3.290%	8/16/14	Ba3	880,527

	Real Estate Management & Development – 3.9% (2.7% of Total Investments)

7,766	Capital Automotive LP, Tranche C	2.760%	12/14/12	Ba3	7,692,723
6,057	LNR Property Corporation, Term Loan B	3.760%	7/12/11	B2	5,898,424
8,798	Realogy Corporation, Delayed Term Loan	3.263%	10/10/13	B1	8,015,368

22,621	Total Real Estate Management & Development				21,606,515

	Road & Rail – 5.0% (3.5% of Total Investments)

651	Avis Budget Car Rental LLC, Term Loan	5.750%	4/19/14	BB	650,317
511	Hertz Corporation, Letter of Credit	2.089%	12/21/12	Ba1	507,520
2,757	Hertz Corporation, Term Loan	2.010%	12/21/12	Ba1	2,737,381
24,257	Swift Transportation Company, Inc., Term Loan	8.250%	5/12/14	B	23,893,233

28,176	Total Road & Rail				27,788,451

	Semiconductors & Equipment – 0.9% (0.7% of Total Investments)

2,314	Freescale Semiconductor, Inc., Term Loan	4.506%	12/01/16	B2	2,183,007
2,985	Spansion LLC, Term Loan	7.500%	2/09/15	BB-	3,017,338

5,299	Total Semiconductors & Equipment				5,200,345

	Software – 3.7% (2.6% of Total Investments)

8,261	Dealer Computer Services, Inc., New Term Loan	5.250%	4/21/17	BB-	8,270,537
7,000	IPC Systems, Inc., Term Loan, Second Lien	5.539%	6/01/15	CCC	6,008,331
4,818	IPC Systems, Inc., Term Loan	2.526%	6/02/14	B1	4,344,265
1,988	Reynolds Group Holdings, Inc., Incremental US Term Loan	6.250%	5/05/16	BB-	2,002,401

22,067	Total Software				20,625,534

	Specialty Retail – 6.2% (4.4% of Total Investments)

12,231	Burlington Coat Factory Warehouse Corporation, Term Loan	2.520%	5/28/13	B-	11,932,260
7,490	Michaels Stores, Inc., Term Loan B1	2.634%	10/31/13	B+	7,277,622
5,107	Michaels Stores, Inc., Term Loan B2	4.884%	7/31/16	B+	5,072,660
1,725	Pilot Travel Centers LLC, Term Loan	5.250%	6/30/16	BBB-	1,751,315
8,668	Toys “R” Us – Delaware, Inc., Term Loan	6.000%	9/01/16	BB-	8,727,685

35,221	Total Specialty Retail				34,761,542

	Trading Companies & Distributors – 0.3% (0.2% of Total Investments)

232	Brenntag Holdings GmbH & Co. KG, Acquisition Facility	4.032%	1/20/14	BBB-	233,440
1,332	Brenntag Holdings GmbH & Co. KG, Facility B2	4.022%	1/20/14	BBB-	1,341,540

1,564	Total Trading Companies & Distributors				1,574,980

	Wireless Telecommunication Services – 3.8% (2.7% of Total Investments)

10,890	Asurion Corporation, Term Loan	3.277%	7/03/14	N/R	10,190,315
10,000	Clear Channel Communications, Inc., Tranche B, Term Loan	3.905%	11/13/15	Caa1	7,966,250
3,220	MetroPCS Wireless, Inc., Tranche B2, Term Loan	3.813%	11/03/16	Ba1	3,219,675

24,110	Total Wireless Telecommunication Services				21,376,240

$751,925	Total Variable Rate Senior Loan Interests (cost $698,646,923)				700,254,146

Shares	Description (1)				Value

	Common Stocks – 2.6% (1.8% of Total Investments)

	Aerospace & Defense – 0.1% (0.1% of Total Investments)

44,943	Aveos Fleet Performance Inc., (10),(12)				$741,560

	Building Products – 2.1% (1.4% of Total Investments)

301,905	Masonite Worldwide Holdings, (10),(12)				11,472,390

	Media – 0.4% (0.3% of Total Investments)

36,467	Citadel Broadcasting Corp Class B Shares, (10)				929,908
8,135	Citadel Broadcasting Corporation, (10)				197,274
49,989	Readers Digest Association Inc., (10),(12)				1,042,270

	Total Media				2,169,452

	Total Common Stocks (cost $18,402,517)				14,383,402

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 0.6% (0.4% of Total Investments)

	Airlines – 0.5% (0.4% of Total Investments)

$2,000	UAL Corporation	5.000%	2/01/21	N/R	$2,020,000
1,000	UAL Corporation	4.500%	6/30/21	N/R	1,071,600

3,000	Total Airlines				3,091,600

	Communications Equipment – 0.1% (0.0% of Total Investments)

500	Nortel Networks Corporation, (11)	1.750%	4/15/12	D	402,500

$3,500	Total Convertible Bonds (cost $3,353,304)				3,494,100

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 6.0% (4.2% of Total Investments)

	Automobiles – 0.3% (0.2% of Total Investments)

$4,000	General Motors Corporation, (8)	8.250%	7/15/23	N/R	$1,420,000

	Biotechnology – 0.1% (0.1% of Total Investments)

1,023	Angiotech Pharmaceuticals, Inc., Floating Rate Note, 3.750% plus three-month LIBOR	4.036%	12/01/13	Caa2	859,320

	Construction Materials – 0.2% (0.1% of Total Investments)

1,000	Headwaters Inc., 144A	11.375%	11/01/14	B+	1,065,000

	Diversified Telecommunication Services – 0.3% (0.2% of Total Investments)

2,000	Nortel Networks Limited, (11)	0.000%	7/15/11	N/R	1,640,000

	Health Care Providers & Services – 0.9% (0.7% of Total Investments)

2,000	HCA Inc., 144A	8.500%	4/15/19	BB	2,260,000
2,500	Select Medical Corporation	7.625%	2/01/15	B-	2,546,875
500	Select Medical Corporation, Floating Rate Note, 5.750% plus six-month LIBOR	6.198%	9/15/15	CCC+	450,000

5,000	Total Health Care Providers & Services				5,256,875

	Health Care Technology – 0.5% (0.3% of Total Investments)

2,500	Merge Healthcare Inc., 144A	11.750%	5/01/15	B+	2,631,250

	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)

545	CKE Restaurant Inc., 144A	11.375%	7/15/18	B	590,642

	Internet Software & Services – 0.4% (0.3% of Total Investments)

2,750	Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	2,010,938

	IT Services – 0.2% (0.1% of Total Investments)

1,108	First Data Corporation	10.550%	9/24/15	B-	942,040

	Media – 1.0% (0.7% of Total Investments)

1,300	Clear Channel Communications, Inc.	5.000%	3/15/12	C	1,256,125
2,950	Clear Channel Communications, Inc.	5.500%	9/15/14	C	2,042,875
3,250	Clear Channel Communications, Inc.	10.750%	8/01/16	C	2,526,875

7,500	Total Media				5,825,875

	Multiline Retail – 0.4% (0.3% of Total Investments)

2,250	Spectrum Brands, Inc., 144A	9.500%	6/15/18	B	2,501,719

	Oil, Gas & Consumable Fuels – 0.5% (0.3% of Total Investments)

2,500	Western Refining Inc., Floating Rate Note, 7.500% plus three-month LIBOR, 144A	7.786%	6/15/14	B3	2,562,500

	Paper & Forest Products – 0.3% (0.2% of Total Investments)

2,000	Verso Paper Holdings LLC, Floating Rate Note, 3.750% plus three-month LIBOR	4.036%	8/01/14	B	1,805,000

	Pharmaceuticals – 0.1% (0.1% of Total Investments)

875	Angiotech Pharmaceuticals Inc., (15)	7.750%	4/01/14	C	345,625

	Road & Rail – 0.3% (0.2% of Total Investments)

2,000	Avis Budget Car Rental, Floating Rate Note, 2.500% plus three-month LIBOR	2.786%	5/15/14	B	1,900,000

	Wireless Telecommunication Services – 0.4% (0.3% of Total Investments)

2,000	Sprint Nextel Corporation	8.375%	8/15/17	BB-	2,215,000

$39,051	Total Corporate Bonds (cost $31,190,615)				33,571,784

Shares	Description (1)				Value

	Investment Companies – 2.2% (1.6% of Total Investments)

353,668	Eaton Vance Floating-Rate Income Trust Fund				$5,616,248
963,820	Eaton Vance Senior Income Trust				6,737,102

	Total Investment Companies (cost $11,947,776)				12,353,350

Shares	Description (1)				Value

	Warrants – 0.6% (0.4% of Total Investments)

117,325	Citadel Broadcasting Corporation				$3,109,113

	Total Warrants (cost $3,575,479)				3,109,113

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 4.7% (3.3% of Total Investments)

$26,024	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/10, repurchase price $26,023,848, collateralized by $24,440,000 U.S. Treasury Bonds, 4.500%, due 8/15/39, value $26,546,728	0.020%	11/01/10		$26,023,805

	Total Short-Term Investments (cost $26,023,805)				26,023,805

	Total Investments (cost $793,140,419) – 142.3%				793,189,700

	Borrowings – (35.5)% (13),(14)				(197,740,000)

	Other Assets Less Liabilities – (6.8)%				(37,915,596)

	Net Assets Applicable to Common Shares – 100%				$557,534,104

Fair Value Measurements
In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1	–	Quoted prices in active markets for identical securities.

Level 2	–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	–	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2010:

	Level 1	Level 2	Level 3	Total

Investments:
Variable Rate Senior Loan Interests	$—	$700,254,146	$—	$700,254,146
Common Stocks*	1,127,182	13,256,220	—	14,383,402
Convertible Bonds	—	3,494,100	—	3,494,100
Corporate Bonds	—	33,571,784	—	33,571,784
Investment Companies	12,353,350	—	—	12,353,350
Warrants	3,109,113	—	—	3,109,113
Short-Term Investments	26,023,805	—	—	26,023,805

Total	$42,613,450	$750,576,250	$—	$793,189,700

* Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At October 31, 2010, the cost of investments was $794,203,979.
Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2010, were as follows:

Gross unrealized:
Appreciation	$29,766,896
Depreciation	(30,781,175)

Net unrealized appreciation (depreciation) of investments	$(1,014,279)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	Investment, or portion of investment, represents an unfunded Senior Loan commitment outstanding at October 31, 2010. At October 31, 2010, the Fund had unfunded Senior Loan Commitments of $2,222,222.

(6)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at October 31, 2010.

(7)	At or subsequent to October 31, 2010, this issue was under the protection of the Federal Bankruptcy Court or has filed for bankruptcy.

(8)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(9)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(10)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(11)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(12)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(13)	Borrowings as a percentage of Total Investments is 24.9%.

(14)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for borrowings.

(15)	Subsequent to the reporting period, the Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

N/R	Not rated.

DD1	Investment, or portion of investment, purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
NUVEEN FLOATING RATE INCOME FUND

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date December 30, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date December 30, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date December 30, 2010